THE GROUP AND ITS OPERATIONS (Tables)	12 Months Ended
Jun. 30, 2020
THE GROUP AND ITS OPERATIONS [Abstract]
Percentage of Equity Interest in Direct Subsidiaries
The Group is comprised of the Holding Company and the following direct subsidiaries with the location (country of incorporation and principal place of business), nature of business and ownership percentage:

			Ownership %
Description	Location	Nature of Business	2020	2019
Subsidiaries
IBEX Global Limited	Bermuda	Holding Company	100%	100%
DGS Limited	Bermuda	Holding Company	100%	100%
iSky Inc.	Bermuda	Holding Company	100%	100%
iSky Canada Technologies Inc.	Canada	Market Research	100%	100%